Long-term debt, Current and Non-current Liabilities (Details) - MXN ($)	Dec. 31, 2025	Dec. 31, 2024
Current liabilities [Abstract]
Current portion of secured bank loans	$ 9,776,231,107	$ 3,104,552,010
Unsecured bank loans	0	30,694,061
Interest	916,613,493	346,134,418
Total current liabilities	10,692,844,600	3,481,380,489
Non-current liabilities [Abstract]
Secured bank loans	0	7,692,819,937
Unsecured bank loans	26,800,341	0
Total non-current liabilities	26,800,341	7,692,819,937
Secured bank loans carrying amount	$ 16,480,644,136	$ 20,157,329,304